Commitments and contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and contingencies
4.8 Commitments and contingencies
As of December 31, 2024 and December 31, 2023, bank guarantees and letters of credit in the amount of CHF 168.3 million and CHF 155.6 million, respectively, were provided in favor of third parties. Thereof, as of December 31, 2024, CHF 120.7 million and CHF 28.2 million related to contracts entered into for highly-automated warehouses in the United States (Atlanta) and Belgium (Beringen), respectively.
The Swiss On entities form a VAT group and, hence, every entity participating in the group is jointly and severally liable for VAT debt of other group participants. Further, On entities participating in central cash pooling are jointly and severally liable for any debit position or outstanding overdraft in connection with them. In that context, gross balances in the amount of CHF 64.9 million and CHF 112.6 million have been offset as of December 31, 2024 and December 31, 2023, respectively.
On has committed itself to several new lease contracts, which have not yet commenced as of December 31, 2024, and are therefore not yet recognized on balance sheet. The total committed future outflow resulting of these lease contracts amounts to:

(CHF in millions)	12/31/2024	12/31/2023

Due < 1 year	16.9	15.8
Due 1 - 5 years	135.8	145.4
Due > 5 years	178.5	224.5
Commitments for future lease obligations	331.1	385.7
The majority of the future lease commitments relate to contracts entered into for new highly-automated warehouses in the United States (Atlanta) and Belgium (Beringen), respectively. Lease commitments for the new warehouse in the United States where operations began in 2024 and are expected to be fully operational by 2025 amount to CHF 197.2 million (December 31, 2023: CHF 245.8 million). The new warehouse in Belgium partially began operations in 2024 and is expected to be fully operational by 2026, and amounts to CHF 106.7 million (December 31, 2023: CHF 122.5 million) lease commitment. The remaining lease commitments relate to various new stores, offices and warehouses.